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                            MUTUAL FUND SELECT TRUST
                   JPMORGAN INTERMEDIATE TAX FREE INCOME FUND
                    JPMORGAN NEW YORK INTERMEDIATE TAX FREE
                                  INCOME FUND
                    JPMORGAN NEW JERSEY TAX FREE INCOME FUND
                         JPMORGAN TAX FREE INCOME FUND

                        SUPPLEMENT DATED JUNE 26, 2002,
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED DECEMBER 20, 2001

    Effective March 28, 2002, the JPMorgan New Jersey Tax Free Income Fund is available in a separate Statement of Additional Information.

                                                                   SUP-NJTFI-602